Derivative Financial Instruments - Master Netting (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross	$ 2,828	$ 2,453
Amount Offset	(1,877)	(1,769)
Net Amount in Consolidated Balance Sheets	951	684
Held/Pledged Financial Instruments	0	0
Net Amount	951	684
Derivative Liability [Abstract]
Derivative Liability, Fair Value, Gross	(4,682)	(4,749)
Amount Offset	2,085	1,778
Net amount	(2,597)	(2,971)
Held/Pledged Financial Instruments	151	43
Net Amount	(2,446)	(2,928)
Derivatives Subject to Master Netting Arrangements
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross	1,775	1,895
Amount Offset	(1,392)	(1,408)
Net Amount in Consolidated Balance Sheets	383	487
Held/Pledged Financial Instruments	0	0
Net Amount	383	487
Derivative Liability [Abstract]
Derivative Liability, Fair Value, Gross	(3,627)	(3,688)
Amount Offset	1,600	1,417
Net amount	(2,027)	(2,271)
Held/Pledged Financial Instruments	151	43
Net Amount	(1,876)	(2,228)
Derivatives Not Subject to Master Netting Arrangement
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross	97	86
Amount Offset	0	0
Net Amount in Consolidated Balance Sheets	97	86
Held/Pledged Financial Instruments	0	0
Net Amount	97	86
Derivative Liability [Abstract]
Derivative Liability, Fair Value, Gross	(568)	(697)
Amount Offset	0	0
Net amount	(568)	(697)
Held/Pledged Financial Instruments	0	0
Net Amount	(568)	(697)
Exchange Traded
Derivative Asset [Abstract]
Derivative Asset, Fair Value, Gross	956	472
Amount Offset	(485)	(361)
Net Amount in Consolidated Balance Sheets	471	111
Held/Pledged Financial Instruments	0	0
Net Amount	471	111
Derivative Liability [Abstract]
Derivative Liability, Fair Value, Gross	(487)	(364)
Amount Offset	485	361
Net amount	(2)	(3)
Held/Pledged Financial Instruments	0	0
Net Amount	$ (2)	$ (3)